NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2012
Warrants	21,512,459	17,403,989	21,512,459
Stock options	6,439,188	4,827,638	6,439,188